Investment Objectives and Goals	Feb. 27, 2026
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The LeaderShares® AlphaFactor® Tactical Focused ETF (the “Tactical ETF” or the “Fund”) seeks to generate long term capital growth.
LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The LeaderShares® AlphaFactor® US Core Equity ETF (the “AlphaFactor® US Core Equity ETF” or the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index.

LeaderShares(R) Dynamic Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – LEADERSHARES® DYNAMIC YIELD ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The LeaderShares® Dynamic Yield ETF (the “Dynamic Yield ETF” or the “Fund”) seeks current income.